Cost of Revenues (Details) - Schedule of cost of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
According to sources of revenue -
Cost of revenues	$ 1,563	$ 4,312	$ 3,594
Consumables [Member]
According to sources of revenue -
Cost of revenues	169	240	195
Support services [Member]
According to sources of revenue -
Cost of revenues	629	855	403
Sales of printers [Member]
According to sources of revenue -
Cost of revenues	765	3,192	2,938
Printers rental [Member]
According to sources of revenue -
Cost of revenues		$ 25	$ 58